Share-Based Compensation - Share Option Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Number of options outstanding
Beginning balance (in shares)	733,447	547,393
Issuance during the year (in shares)	0	339,592
Expired during the year (in shares)	(121,443)	(153,538)
Ending balance (in shares)	612,004	733,447
Weighted average exercise price per share
Beginning balance (in dollars per share)	$ 16.86	$ 18.25
Issuance during the year (in dollars per share)		17.94
Expired during the year (in dollars per share)	17.80	24.22
Ending balance (in dollars per share)	$ 16.67	$ 16.86
Aggregate intrinsic value
Beginning balance	$ 0	$ 0
Issuance during the year		0
Expired during the year	0	0
Ending balance	$ 571,510	$ 0